EARNINGS/(LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of basic and diluted net earnings loss per share

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company	1,949	(10,742)	(1,481)

Weighted average number of ordinary shares in issue during the period	40,948,082	40,948,082	40,948,082

Weighted average number of ordinary shares for basic and diluted earnings/(loss) per share*	8,197,897	8,197,897	8,197,897

Earnings/(loss) per share:
Basic and diluted*	0.24	(1.31)	(0.18)

*	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the share combination which became effective on April 3, 2023.

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company	24,336	(48,152)	(24,623)	(3,570)

Weighted average number of ordinary shares in issue during the year	31,308,653	40,720,246	40,948,082	40,948,082

Weighted average number of ordinary shares for basic earnings per share*	6,261,731	8,144,050	8,189,617	8,189,617

Earnings/(loss) per share:
Basic earnings/(loss) per share	3.89	(5.91)	(3.00)	(0.44)

*	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.